STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 73,111,958
Interest and dividend income	19,302,850
Total investment income	92,414,808
Interest income on notes receivable from participants	613,786
Contributions:
Employer	14,200,929
Participants	22,670,159
Rollovers	6,625,825
Total contributions	43,496,913
TOTAL ADDITIONS	136,525,507
DEDUCTIONS
Benefits paid to participants	(53,873,841)
Administrative expenses	(420,305)
TOTAL DEDUCTIONS	(54,294,146)
NET INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	82,231,361
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	544,100,879
End of year	$ 626,332,240